INCOME AND SOCIAL CONTRIBUTION TAXES - Estimated recovery and reversal of income and social contribution tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	R$ 2,219,461	R$ 2,164,477
Liabilities	(204,151)	(96,341)
2023
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets		622,110
2024
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	441,109	458,222
Liabilities	(90,751)	(46,976)
2025
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	406,774	435,473
Liabilities	(29,983)	(29,100)
2026
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	379,248	221,496
Liabilities	(29,219)	(7,259)
2027
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	273,083	212,803
Liabilities	(11,698)	(5,637)
2028 on
INCOME AND SOCIAL CONTRIBUTION TAXES
Assets	719,247	214,373
Liabilities	R$ (42,500)	R$ (7,369)